Contributed Equity - Summary of Contributed Equity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Contributed Equity [Line Items]
Issued and fully paid at June 30	$ 320,883,552	$ 235,277,217
Movement in ordinary shares:
Beginning balance	47,977,144	135,285,768	$ 44,567,972
Ending balance	$ (5,853,178)	47,977,144	$ 135,285,768
Issues of shares on Nasdaq listing	112,619,066		68,506,400
Ordinary Shares
Contributed Equity [Line Items]
Issued and fully paid at June 30	$ 320,883,552	235,277,217	$ 234,147,526
Movement in ordinary shares:
Beginning balance	235,277,217	234,147,526	113,852,364
Issue of shares on exercise of options granted under the LTIP	3,790,978	1,129,691	3,271,542
Issue of shares net of issuance costs	$ 81,815,357
Issue of shares on Nasdaq listing net of issuance cost $10,126,959			105,477,591
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412			11,546,029
Ending balance		$ 235,277,217	$ 234,147,526
Opening balance	235,277,217	234,147,526
Ending balance	320,883,552	235,277,217	234,147,526
Ordinary Shares on Issue
Movement in ordinary shares:
Opening balance	352,152,542	351,003,541	269,157,769
Issue of shares on exercise of options granted under the LTIP	2,387,826	1,149,001	5,845,804
Issues of shares on Nasdaq listing			68,506,400
Issue of share on exercise of pre-funded warrants			7,493,568
Issue of shares on ASX	112,619,006
Ending balance	467,159,374	352,152,542	351,003,541